UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory Reserves	(Accumulated loss)/ Retained earnings	Accumulated other comprehensive income/(loss)	Total
Balance (in Shares) at Dec. 31, 2023	485,058	42,000
Balance at Dec. 31, 2023	$ 24,253	$ 2,100	$ 26,502,858	$ 335,696	$ 2,304,543	$ (9,736,950)	$ 19,432,500
Net loss					(14,921,782)		(14,921,782)
Foreign currency translation adjustment						(185,586)	(185,586)
Balance (in Shares) at Jun. 30, 2024	485,058	42,000
Balance at Jun. 30, 2024	$ 24,253	$ 2,100	26,502,858	335,696	(12,617,239)	(9,922,536)	4,325,132
Balance (in Shares) at Dec. 31, 2024	485,058	42,000
Balance at Dec. 31, 2024	$ 24,253	$ 2,100	26,502,858	335,696	5,423,638	(10,423,129)	21,865,416
Net loss					(2,796,993)		(2,796,993)
Issuance of ordinary shares	$ 16,390		4,772,948				4,789,338
Issuance of ordinary shares (in Shares)	327,800
Issuance of ordinary shares for warrants exercised	$ 58,065		(58,065)
Issuance of ordinary shares for warrants exercised (in Shares)	1,161,305
Disposal of discontinued operation				$ (335,696)	335,696	11,945,545	11,945,545
Foreign currency translation adjustment						(47,132)	(47,132)
Balance (in Shares) at Jun. 30, 2025	1,974,163	42,000
Balance at Jun. 30, 2025	$ 98,708	$ 2,100	$ 31,217,741		$ 2,962,341	$ 1,475,284	$ 35,756,174